ALPS SERIES TRUST

Supplement dated June 16, 2021 to Statements of Additional Information applicable to each series of ALPS Series Trust (the “Trust”)

-Carret Kansas Tax-Exempt Bond Fund

Statement of Additional Information dated January 28, 2021, as supplemented

-Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund

Statement of Additional Information dated January 28, 2021, as supplemented

-Clarkston Partners Fund, Clarkston Fund, and Clarkston Founders Fund

Statement of Additional Information dated January 28, 2021, as supplemented

-DDJ Opportunistic High Yield Fund

Statement of Additional Information dated January 28, 2021, as supplemented

-Seven Canyons Strategic Income Fund and Seven Canyons World Innovators Fund

Statement of Additional Information dated January 28, 2021, as supplemented

-Hillman Value Fund

Statement of Additional Information dated March 15, 2021 as supplemented

On March 15, 2021, U. S. Bank, N.A. (“USB”) acquired the securities custody services of MUFG Union Bank, N.A. (“MUFG”), the prior custodian for the Funds listed below (the “Funds”), and as a result serves as such Funds’ new custodian. USB is located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, WI 53212. Accordingly, all references to MUFG are hereby deleted and replaced in their entirety with USB.

Carret Kansas Tax-Exempt Bond Fund
Clarkston Partners Fund
Clarkston Fund
Clarkston Founders Fund
DDJ Opportunistic High Yield Fund

On June 15, 2021, the Board of Trustees of the Trust approved the appointment of Dawn Cotten as the Trust’s President. Accordingly, the table listing the Executive Officers of the Trust found in the “TRUSTEES AND OFFICERS” section in each Statement of Additional Information is hereby deleted and replaced in its entirety to reflect the appointment of the new officer of the Trust:

Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Dawn Cotten, Birth year: 1977	President	Since June 2021	Ms. Cotten joined ALPS in 2009 and is currently Senior Vice President of Fund Administration and Relationship Management of ALPS. She has served in that role since January 2020. Prior to that, Ms. Cotten served as Senior Vice President (2017-2020) and Vice President of ALPS Relationship Management (2013-2017).

Erich Rettinger, Birth year: 1985	Treasurer	Since August 2020	Mr. Rettinger joined ALPS in 2007 and is currently Vice President and Fund Controller of ALPS. He has served as Fund Controller of ALPS (since 2013) and Fund Accounting of ALPS (2013-2017). He also served as Assistant Treasurer of the Trust (May 2019-August 2020). Mr. Rettinger is also Assistant Treasurer of the Stone Harbor Investment Funds.
Lucas Foss, Birth Year: 1977	Chief Compliance Officer	Since January 2018	Mr. Foss rejoined ALPS in November 2017 as Vice President and Deputy Chief Compliance Officer. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (2015- 2017) and Deputy Chief Compliance Officer at ALPS (2012- 2015). Mr. Foss is also CCO of X-Square Balanced Fund, Goehring & Rozencwajg Investment Funds, Broadstone Real Estate Access Fund, Inc., Clough Global Funds; Clough Funds Trust; SPDR® S&P 500® ETF Trust, SPDR® Dow Jones® Industrial Average ETF Trust, SPDR® S&P MIDCAP 400® ETF Trust and 1WS Credit Income Fund.
Vilma DeVooght, Birth year: 1977	Secretary	Since May 2020	Ms. DeVooght has served as Senior Counsel of ALPS since 2014 and previously served as Associate Counsel of First Data Corporation from 2012 to 2014 and Legal Counsel of Invesco 2009 to 2011. Ms. DeVooght also serves as Assistant Secretary of the Stone Harbor Investment Funds, the Stone Harbor Emerging Markets Income Fund and the Stone Harbor Emerging Markets Total Income Fund (since 2015).
Anne M. Berg, Birth year: 1973	Assistant Secretary	Since August 2018	Ms. Berg joined ALPS as Senior Investment Company Act Paralegal in February 2017. Prior to joining ALPS, she was a Senior Legal Manager at Janus Capital Management LLC (2000-2017).

*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased. Each Officer is appointed on an annual basis, and serves until such Officer’s successor is appointed, or such Officer resigns or is deceased.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.

In addition, references to Mr. Bradley Swenson’s position as the Trust’s President in each Statement of Additional Information are replaced with references indicating that he served in that role from May 2019 until May 2021.

Investors Should Retain This Supplement for Future Reference

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